Contingencies and Commitments - Summary of Credit Lines Provided By Financial Institutions (Details) - 12 months ended Dec. 31, 2023
€ in Thousands, ₨ in Thousands, ر.ع. in Thousands, ر.س in Thousands, د.إ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
		KRW (₩)	USD ($)	EUR (€)	JPY (¥)	INR (₨)	OMR (ر.ع.)	SAR (ر.س)	MXN ($)	AED (د.إ)
Commitments on Bank-overdraft
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Nonghyup Bank and others
Credit limit | ₩		₩ 2,260,500
Used amount | ₩		₩ 3,096
Limit amount available for CP
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | ₩		₩ 5,650,000
Used amount | ₩		₩ 5,650,000
General loan, etc.
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | ₩		₩ 4,400,000
Used amount | ₩		₩ 4,350,000
Limit amount available for card
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | ₩		₩ 47,424
Used amount | ₩		₩ 1,919
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Korea Development Bank and others
Credit limit | ₩		₩ 2,708,395
Used amount | ₩		₩ 1,969,529
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		DBS Bank and others
Credit limit | $			$ 1,782,000
Used amount		₩ 200,000	40,000
Certification of payment on payables from foreign country
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Nonghyup Bank
Credit limit | $			8,700
Used amount | $			5,270
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Shinhan Bank and others
Credit limit | $			1,160,452
Used amount | $			178,558
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Kookmin Bank and others
Credit limit | €				€ 42,688
Used amount | €				42,688
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Shinhan Bank
Credit limit | ¥					¥ 481,785
Used amount | ¥					481,785
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | ₩		₩ 145,855
Used amount | ₩		₩ 125,289
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		First Abu Dhabi Bank and others
Credit limit | $			921,138
Used amount | $			788,313
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Korea Development Bank and others
Credit limit | ¥					620,000
Used amount | ¥					¥ 620,000
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank
Credit limit | €				12,106
Used amount | €				12,106
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank
Credit limit | ₨						₨ 44,872
Used amount | ₨						44,872
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank
Credit limit | ر.ع.							ر.ع. 6,250
Used amount | ر.ع.							ر.ع. 6,250
Certification of performance guarantee on contracts
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank
Credit limit | ر.س								ر.س 4,151
Used amount | ر.س								4,151
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank
Credit limit | $			5,200
Used amount | $			0
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Export-Import Bank of Korea
Credit limit | €				10,000
Used amount | €				10,000
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Seoul Guarantee Insurance
Credit limit | ₩		₩ 57,670
Used amount | ₩		₩ 57,670
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | $			813,839
Used amount | $			763,596
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Saudi National Bank
Credit limit | ر.س								21,000
Used amount | ر.س								ر.س 21,000
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | $									$ 21,597
Used amount | $									$ 20,027
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	[1]	Nonghyup Bank and others
Credit limit | ₩	[1]	₩ 337,126
Used amount	[1]	₩ 19,943	20,832	282
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	[1]	Nonghyup Bank and others
Credit limit | $	[1]		316,327
Used amount	[1]		60,073	€ 48,825
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	[1]	StandardChartered
Credit limit | د.إ	[1]									د.إ 50
Used amount | د.إ	[1]									د.إ 50
Secured loan of credit sales
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Nonghyup Bank and others
Credit limit | ₩		₩ 271,000
Used amount | ₩		₩ 0
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank
Credit limit | ₩		₩ 8,000
Used amount | ₩		₩ 4,920
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Hana Bank and others
Credit limit | $			135,000
Used amount			15,141			₨ 345,206
Equity Bridge Loan Guarantee
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		Export-Import Bank of Koreaand others
Credit limit | $			1,764,555
Used amount | $			1,372,546
Trade finance
Commitments and Contingencies Disclosure [Line Items]
Financial institutions		DBS Bank and others
Credit limit | $			870,000
Used amount | $			$ 0

[1]	As of December 31, 2023, the Company has entered into a credit extension agreement for derivatives transactions with Nonghyup Bank, Hana Bank, and Woori Bank as ancillary to currency swap transactions.